Trade and Other Receivables - Disclosure of Impairment Loss and Reversal of Impairment Loss (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Trade and other receivables [abstract]
Balance at beginning of the period (calculated in accordance with AASB 139)	$ (268)	$ (326)	$ (537)
Amount restated through opening retained earnings on adoption of AASB 9
Opening impairment allowance calculated under AASB 9	(268)	(326)	(537)
Additional impairment loss recognised
Amounts written off as uncollectable, Directly to P&L
Amounts written off as uncollectable, Movement through provision	(364)	(1,037)	(92)
Unused amounts reversed	80	772	316
Foreign exchange movement	15	(18)	(13)
Balance at end of the period	$ (537)	$ (609)	$ (326)